Inventory (Details) - Schedule of Inventory - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Finished products	$ 4,624,471	$ 7,392,002
Impairment of finished products	(1,434,827)	(3,555,683)
Accessories and spare parts	829,860	675,001
Impairment of accessories and spare parts	(474,985)	(418,770)
Total	$ 3,544,519	$ 4,092,550